Long-term Debt - Principal Amount of Debt by Year of Maturity (Parenthetical) (Detail)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
Interest rate on senior notes	7.75%	7.75%		7.75%
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rate on senior notes	9.50%	9.50%		9.50%
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate on senior notes	10.00%	10.00%	10.00%